Borrowings and embedded derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Borrowings and Embedded Derivatives

	2021	2022
$250.0 million 5.00% convertible note (February 2020 Notes)	$37,414	$-
$400.0 million 3.75% convertible note (April 2020 Notes)	303,316	318,259
$600.0 million 0.00% convertible note (November 2020 Notes)	175,074	201,104
$400.0 million term loan	-	373,337
Total	$515,804	$892,700

Schedule of Convertible/Non-convertible Borrowings Presented in Consolidated Statement of Financial Position

The convertible/non-convertible borrowings are presented in the Consolidated statement of financial position as follows (in thousands):

	2021	2022

At January 1	$617,789	$515,804
Transaction costs
Interest expense	67,638	69,458
Interest paid	(22,950)	(16,874)
New Term Loan	-	367,873
Current portion of term loan	-	(4,000)
Conversion of February 2020 Notes	(146,673)	-
Derecognition of February 2020 Notes		(39,561)
Total non-current borrowings	$515,804	$892,700

Summary of Assumptions Used in Measuring Fair Value of Financial Instruments

February 2020 Notes assumptions

	2021	2022
Embedded derivative
Closing share price	$33.43	$-
Risk free rate	1.12%	-
Expected volatility	38.46%	-
Remaining life (years)	4.00	-

February 2020 Notes – sensitivity analysis

Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2021	2022
Share Price increases by $1	$(3,931)	$-
Risk free rate increases by 1%	(1,516)	-
Expected volatility increases by 1%	(228)	-

April 2020 Notes assumptions

	2021	2022
Embedded derivative
Closing share price	$33.43	$4.73
Risk free rate	1.29%	4.07%
Expected volatility	36.68%	44.76%
Remaining life (years)	5.33	4.33

April 2020 Notes – sensitivity analysis

Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2021	2022
Share Price increases by $1	$(25,113)	$(6,735)
Risk free rate increases by 1%	(13,104)	(754)
Expected volatility increases by 1%	(2,898)	(734)

November 2020 Notes assumptions

	2021	2022
Embedded derivative
Closing share price	$33.43	$4.73
Risk free rate	1.56%	3.61%
Expected volatility	35.97%	40.46%
Credit spread (basis points)	350.00	490.00

November 2020 Notes – sensitivity analysis

Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2021	2022
Share Price increases by $1	$(10,044)	$(146)
Credit spread increases by 50 basis points	(5,469)	(8,979)
Expected volatility increases by 1%	(2,451)	(30)

Summary of Change in Fair Value of Convertible Note Embedded Derivatives

Change in fair value of convertible note embedded derivatives

		Non-cash movements
	As at December 31, 2021	Early conversion of February 2020 Notes	Fair value (gain)/loss	Foreign exchange movement	As at December 31, 2022
February 2020 Notes embedded derivative	$90,682	$-	$(90,682)	$-	$-
April 2020 Notes embedded derivative	492,801	-	(482,505)	(1)	10,295
November 2020 Notes embedded derivative	288,945	-	(93,841)	-	195,104
Total	$872,428	$-	$(667,028)	$(1)	$205,399

		Non-cash movements
	As at December 31, 2020	Early conversion of February 2020 Notes	Fair value (gain)/loss	Foreign exchange movement	As at December 31, 2021
February 2020 Notes embedded derivative	$1,060,167	$(484,956)	$(484,529)	$-	$90,682
April 2020 Notes embedded derivative	1,217,491	-	(724,690)	-	492,801
November 2020 Notes embedded derivative	718,562	-	(429,618)	1	288,945
Total	$2,996,220	$(484,956)	$(1,638,837)	$1	$872,428

		Non-cash movements
	As at December 31, 2019	Initial Recognition	Fair value (gain)/loss	As at December 31, 2020
February 2020 Notes embedded derivative	$-	$81,913	$978,254	$1,060,167
April 2020 Notes embedded derivative	-	113,547	1,103,944	1,217,491
November 2020 Notes embedded derivative	-	446,040	272,522	718,562
Total	$-	$641,500	$2,354,720	$2,996,220